Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 95.42%	Value
	Aerospace & Defense - 2.78%
36,611	Raytheon Technologies Corp.	$3,627,052

	Air Freight & Logistics - 1.95%
11,028	Fedex Corp.	2,551,769

	Auto Components - 1.63%
17,823	Aptiv PLC (a)(b)	2,133,591

	Banks - 6.27%
48,948	Citigroup, Inc.	2,613,823
115,710	First Foundation, Inc.	2,810,596
17,083	First Republic Bank	2,769,154
		8,193,573
	Beverages - 1.57%
12,284	PepsiCo, Inc.	2,056,096

	Biotechnology - 2.29%
11,480	Vertex Pharmaceuticals, Inc. (a)	2,995,936

	Capital Markets - 2.38%
9,421	Goldman Sachs Group, Inc.	3,109,872

	Chemicals - 3.70%
34,281	Corteva, Inc.	1,970,472
43,433	H.B. Fuller Co.	2,869,618
		4,840,090
	Communications Equipment - 2.15%
20,235	Arista Networks, Inc. (a)	2,812,260

	Electric Utilities - 2.08%
13,673	Constellation Energy Corp.	769,106
41,019	Exelon Corp.	1,953,735
		2,722,841
	Electrical Equipment - 2.20%
18,960	Eaton Corp. PLC (b)	2,877,370

	Entertainment - 2.11%
21,747	Electronic Arts, Inc.	2,751,213

	Food & Staples Retailing - 4.23%
86,099	Sprouts Farmers Market, Inc. (a)	2,753,446
18,659	Walmart, Inc.	2,778,698
		5,532,144
	Health Care Equipment & Supplies - 3.68%
9,485	Becton, Dickinson & Co.	2,523,010
20,635	Medtronic PLC (b)	2,289,453
		4,812,463
	Health Care Providers & Services - 3.83%
12,468	Cigna Corp.	2,987,457
7,657	Laboratory Corp. of America Holdings (a)	2,018,845
		5,006,302
	Health Care Technology - 2.36%
32,915	Cerner Corp.	3,079,528

	Hotels, Restaurants & Leisure - 1.47%
21,172	Starbucks Corp.	1,926,017

	Industrial Conglomerates - 1.51%
10,140	Honeywell International, Inc.	1,973,041

	Insurance - 1.76%
20,119	Progressive Corp.	2,293,365

	Interactive Media & Services - 4.20%
1,967	Alphabet, Inc. - Class C (a)(c)	5,493,811

	Internet & Direct Marketing Retail - 4.87%
1,451	Amazon.com, Inc. (a)	4,730,188
28,490	eBay, Inc.	1,631,337
		6,361,525
	IT Services - 3.74%
22,960	Fidelity National Information Services, Inc.	2,305,643
11,663	Visa, Inc. - Class A	2,586,504
		4,892,147
	Machinery - 1.86%
31,573	Otis Worldwide Corp.	2,429,542

	Multi-Utilities - 1.74%
13,510	Sempra Energy	2,271,301

	Oil, Gas & Consumable Fuels - 3.77%
17,725	Chevron Corp.	2,886,162
17,173	EOG Resources, Inc.	2,047,537
		4,933,699
	Pharmaceuticals - 1.76%
31,562	Bristol-Myers Squibb Co.	2,304,973

	Semiconductors & Semiconductor Equipment - 1.35%
11,761	Silicon Laboratories, Inc. (a)	1,766,502

	Software - 13.31%
9,802	Fortinet, Inc. (a)	3,349,735
5,674	Intuit, Inc.	2,728,286
17,021	Microsoft Corp.	5,247,745
12,245	Salesforce.com, Inc. (a)	2,599,858
23,373	Splunk, Inc. (a)	3,473,462
		17,399,086
	Technology Hardware, Storage & Peripherals - 4.49%
33,622	Apple, Inc.	5,870,738

	Textiles, Apparel & Luxury Goods - 1.68%
58,705	Gildan Activewear, Inc. (b)	2,200,263

	Wireless Telecommunication Services - 2.70%
27,539	T-Mobile US, Inc. (a)	3,534,631
	TOTAL COMMON STOCKS (Cost $70,888,332)	124,752,741

	REITs - 3.40%
11,936	Camden Property Trust	1,983,763
47,393	CubeSmart	2,465,858
	TOTAL REITs (Cost $1,949,129)	4,449,621

	Total Investments in Securities (Cost $72,837,461) - 98.82%	129,202,362
	Other Assets in Excess of Liabilities - 1.18%	1,546,867
	NET ASSETS - 100.00%	$130,749,229

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Non-voting shares.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$11,779,655	$-	$-	$11,779,655
Consumer Discretionary	12,621,396	-	-	12,621,396
Consumer Staples	7,588,240	-	-	7,588,240
Energy	4,933,699	-	-	4,933,699
Financials	13,596,810	-	-	13,596,810
Health Care	18,199,202	-	-	18,199,202
Industrials	13,458,774	-	-	13,458,774
Information Technology	32,740,733	-	-	32,740,733
Materials	4,840,090	-	-	4,840,090
Utilities	4,994,142	-	-	4,994,142
Total Common Stocks	124,752,741	-	-	124,752,741
REITs	4,449,621	-	-	4,449,621
Total Investments in Securities	$129,202,362	$-	$-	$129,202,362

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.